Investment Objectives and Goals - Value Line Small Cap Opportunities Fund, Inc.	Jun. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE SMALL CAP OPPORTUNITIES FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.